Distribution Date:	01/18/23	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-15		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	25	Representative
Historical Liquidated Loan Detail	26		-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	259,566,591.90	8,368,708.38	699,986.21	0.00	0.00	9,068,694.59	251,197,883.52	33.76%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	405,275,000.00	0.00	1,183,740.73	0.00	0.00	1,183,740.73	405,275,000.00	33.76%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	29,114,487.57	2,040,927.30	81,307.06	0.00	0.00	2,122,234.36	27,073,560.27	33.76%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	84,946,000.00	0.00	268,358.57	0.00	0.00	268,358.57	84,946,000.00	25.53%	23.00%
B	126281BE3	4.043700%	66,743,000.00	66,743,000.00	0.00	224,907.22	0.00	0.00	224,907.22	66,743,000.00	19.07%	17.50%
C	126281BF0	4.257651%	53,091,000.00	53,091,000.00	0.00	188,369.13	0.00	0.00	188,369.13	53,091,000.00	13.92%	13.13%
D	126281AL8	3.757651%	62,192,000.00	62,192,000.00	0.00	194,746.53	0.00	0.00	194,746.53	62,192,000.00	7.89%	8.00%
E	126281AN4	4.000000%	24,270,000.00	24,270,000.00	0.00	80,900.00	0.00	0.00	80,900.00	24,270,000.00	5.54%	6.00%
F	126281AQ7	4.000000%	15,168,000.00	15,168,000.00	0.00	50,560.00	0.00	0.00	50,560.00	15,168,000.00	4.07%	4.75%
NR*	126281AS3	4.000000%	57,645,215.00	53,517,482.84	0.00	150,298.66	0.00	11,480,374.81	150,298.66	42,037,108.03	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	1,053,883,562.31	10,409,635.68	3,123,174.11	0.00	11,480,374.81	13,532,809.79	1,031,993,551.82

X-A	126281BB9	0.816819%	934,407,000.00	778,902,079.47	0.00	530,185.15	0.00	0.00	530,185.15	768,492,443.79
X-B	126281BC7	0.213951%	66,743,000.00	66,743,000.00	0.00	11,899.78	0.00	0.00	11,899.78	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.257651%	24,270,000.00	24,270,000.00	0.00	5,210.99	0.00	0.00	5,210.99	24,270,000.00
X-F	126281AG9	0.257651%	15,168,000.00	15,168,000.00	0.00	3,256.71	0.00	0.00	3,256.71	15,168,000.00
X-NR	126281AJ3	0.257651%	57,645,215.00	53,517,482.84	0.00	11,490.70	0.00	0.00	11,490.70	42,037,108.03
Notional SubTotal			1,160,425,215.00	1,000,792,562.31	0.00	587,956.66	0.00	0.00	587,956.66	978,902,551.82

Deal Distribution Total					10,409,635.68	3,711,130.77	0.00	11,480,374.81	14,120,766.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	961.35774778	30.99521622	2.59254152	0.00000000	0.00000000	0.00000000	0.00000000	33.58775774	930.36253156
A-4	126281AZ7	1,000.00000000	0.00000000	2.92083334	0.00000000	0.00000000	0.00000000	0.00000000	2.92083334	1,000.00000000
A-SB	126281BA1	390.24324545	27.35607458	1.08981932	0.00000000	0.00000000	0.00000000	0.00000000	28.44589390	362.88717087
A-S	126281BD5	1,000.00000000	0.00000000	3.15916665	0.00000000	0.00000000	0.00000000	0.00000000	3.15916665	1,000.00000000
B	126281BE3	1,000.00000000	0.00000000	3.36974994	0.00000000	0.00000000	0.00000000	0.00000000	3.36974994	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.54804261	0.00000000	0.00000000	0.00000000	0.00000000	3.54804261	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	3.13137590	0.00000000	0.00000000	0.00000000	0.00000000	3.13137590	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	126281AS3	928.39419265	0.00000000	2.60730505	0.48734227	19.78311001	0.00000000	199.15572888	2.60730505	729.23846376
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	833.57902870	0.00000000	0.56740280	0.00000000	0.00000000	0.00000000	0.00000000	0.56740280	822.43866301
X-B	126281BC7	1,000.00000000	0.00000000	0.17829256	0.00000000	0.00000000	0.00000000	0.00000000	0.17829256	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.21470911	0.00000000	0.00000000	0.00000000	0.00000000	0.21470911	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.21470926	0.00000000	0.00000000	0.00000000	0.00000000	0.21470926	1,000.00000000
X-NR	126281AJ3	928.39419265	0.00000000	0.19933485	0.00000000	0.00000000	0.00000000	0.00000000	0.19933485	729.23846376

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/22 - 12/30/22	30	0.00	699,986.21	0.00	699,986.21	0.00	0.00	0.00	699,986.21	0.00
A-4	12/01/22 - 12/30/22	30	0.00	1,183,740.73	0.00	1,183,740.73	0.00	0.00	0.00	1,183,740.73	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	81,307.06	0.00	81,307.06	0.00	0.00	0.00	81,307.06	0.00
X-A	12/01/22 - 12/30/22	30	0.00	530,185.15	0.00	530,185.15	0.00	0.00	0.00	530,185.15	0.00
X-B	12/01/22 - 12/30/22	30	0.00	11,899.78	0.00	11,899.78	0.00	0.00	0.00	11,899.78	0.00
X-D	12/01/22 - 12/30/22	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	12/01/22 - 12/30/22	30	0.00	5,210.99	0.00	5,210.99	0.00	0.00	0.00	5,210.99	0.00
X-F	12/01/22 - 12/30/22	30	0.00	3,256.71	0.00	3,256.71	0.00	0.00	0.00	3,256.71	0.00
X-NR	12/01/22 - 12/30/22	30	0.00	11,490.70	0.00	11,490.70	0.00	0.00	0.00	11,490.70	0.00
A-S	12/01/22 - 12/30/22	30	0.00	268,358.57	0.00	268,358.57	0.00	0.00	0.00	268,358.57	0.00
B	12/01/22 - 12/30/22	30	0.00	224,907.22	0.00	224,907.22	0.00	0.00	0.00	224,907.22	0.00
C	12/01/22 - 12/30/22	30	0.00	188,369.13	0.00	188,369.13	0.00	0.00	0.00	188,369.13	0.00
D	12/01/22 - 12/30/22	30	0.00	194,746.53	0.00	194,746.53	0.00	0.00	0.00	194,746.53	0.00
E	12/01/22 - 12/30/22	30	0.00	80,900.00	0.00	80,900.00	0.00	0.00	0.00	80,900.00	0.00
F	12/01/22 - 12/30/22	30	0.00	50,560.00	0.00	50,560.00	0.00	0.00	0.00	50,560.00	0.00
NR	12/01/22 - 12/30/22	30	1,108,613.30	178,391.61	0.00	178,391.61	28,092.95	0.00	0.00	150,298.66	1,140,401.63
Totals			1,108,613.30	3,739,223.72	0.00	3,739,223.72	28,092.95	0.00	0.00	3,711,130.77	1,140,401.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	14,120,766.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,875,022.94	Master Servicing Fee	5,713.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,448.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	453.76
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,542.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,875,022.94	Total Fees	11,158.41

Principal		Expenses/Reimbursements
Scheduled Principal	1,368,712.80	Reimbursement for Interest on Advances	(1,195.84)
Unscheduled Principal Collections		ASER Amount	22,288.51
Principal Prepayments	9,040,922.88	Special Servicing Fees (Monthly)	5,891.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,108.62
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,409,635.68	Total Expenses/Reimbursements	28,092.95

		Interest Reserve Deposit	124,640.79

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,711,130.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,409,635.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,120,766.45
Total Funds Collected	14,284,658.62	Total Funds Distributed	14,284,658.60

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,053,883,562.31	1,053,883,562.31	Beginning Certificate Balance	1,053,883,562.31
(-) Scheduled Principal Collections	1,368,712.80	1,368,712.80	(-) Principal Distributions	10,409,635.68
(-) Unscheduled Principal Collections	9,040,922.88	9,040,922.88	(-) Realized Losses	11,480,374.81
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	11,480,374.81
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	11,480,374.81	11,480,374.81	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,031,993,551.82	1,031,993,551.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,055,800,543.41	1,055,800,543.41	Ending Certificate Balance	1,031,993,551.82
Ending Actual Collateral Balance	1,033,339,571.21	1,033,339,571.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP
4,999,999 or less	19	62,513,374.72	6.06%	23	4.4142	2.320997	1.25 or less	5	115,860,097.82	11.23%	21	4.4359	0.957303
5,000,000 to 9,999,999	11	80,583,883.68	7.81%	22	4.6589	2.032933	1.26 to 1.50	7	153,913,453.04	14.91%	24	4.0313	1.390358
10,000,000 to 19,999,999	10	144,004,344.79	13.95%	24	4.5501	1.624254	1.51 to 1.75	10	141,836,122.53	13.74%	24	4.4078	1.662171
20,000,000 to 24,999,999	3	68,410,136.52	6.63%	22	4.1061	1.444376	1.76 to 2.00	9	80,600,935.76	7.81%	24	4.6774	1.906379
25,000,000 to 49,999,999	3	98,843,936.04	9.58%	25	4.1559	1.980731	2.01 to 2.25	5	29,162,516.95	2.83%	24	4.4768	2.154286
50,000,000 or greater	4	363,190,371.51	35.19%	22	3.9320	2.724548	2.26 to 2.50	3	53,631,310.85	5.20%	25	4.0123	2.336241
Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215	2.51 to 2.75	1	1,278,497.35	0.12%	25	4.3500	2.560000
							2.76 to 3.00	3	9,174,440.21	0.89%	24	4.5562	2.860520
							3.01 or greater	7	232,088,672.75	22.49%	22	3.8633	3.856202
							Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	214,447,504.56	20.78%	22	4.5475	NAP
							Defeased	38	214,447,504.56	20.78%	22	4.5475	NAP
California	16	125,498,006.51	12.16%	24	4.3052	1.877274
							Industrial	5	22,259,673.25	2.16%	25	4.4443	1.660616
Connecticut	1	77,179,054.00	7.48%	26	3.8000	1.390000
							Lodging	11	251,656,600.57	24.39%	21	4.2981	2.494579
Delaware	1	17,837,963.70	1.73%	24	4.3000	1.220000
							Mixed Use	2	31,259,319.22	3.03%	25	4.4253	1.616848
Florida	4	31,763,703.78	3.08%	23	4.4792	1.779485
							Mobile Home Park	9	28,836,753.19	2.79%	23	4.5837	2.462049
Georgia	5	24,518,839.84	2.38%	25	4.4570	2.406137
							Multi-Family	7	85,411,845.91	8.28%	23	4.5411	1.878390
Indiana	1	6,990,546.26	0.68%	21	4.9400	1.780000
							Office	4	112,055,018.78	10.86%	21	3.6878	3.408601
Kentucky	1	7,376,913.29	0.71%	21	4.9400	0.160000
							Retail	17	261,019,075.01	25.29%	24	4.0549	1.635326
Louisiana	3	28,650,136.62	2.78%	22	4.5414	1.677169
							Self Storage	7	22,481,155.35	2.18%	24	4.5947	2.941250
Maryland	2	47,371,955.54	4.59%	26	3.8602	2.267774
							Totals	100	1,031,993,551.82	100.00%	23	4.2651	2.069215
Michigan	1	7,890,592.43	0.76%	18	4.9100	3.440000

Missouri	2	35,940,970.44	3.48%	22	4.1847	1.552719

Nebraska	1	5,116,827.40	0.50%	23	4.7000	1.660000

New Jersey	1	10,958,374.21	1.06%	24	4.4900	1.620000

New York	4	286,011,317.51	27.71%	21	3.9676	3.084670

North Carolina	2	5,783,138.83	0.56%	24	4.5365	1.427491

Ohio	1	10,685,732.19	1.04%	24	4.5100	1.110000

Oregon	2	9,614,644.36	0.93%	23	4.4461	1.608969

Tennessee	1	4,485,728.80	0.43%	23	4.3300	1.840000

Texas	7	45,740,129.26	4.43%	25	4.8246	1.988620

Virginia	5	18,759,697.65	1.82%	24	4.4217	1.955204

Washington	1	6,805,168.66	0.66%	22	4.5100	1.390000

Totals	100	1,031,993,551.82	100.00%	23	4.2651	2.069215

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP
	4.0000% or less	7	249,726,914.96	24.20%	24	3.7326	2.547926	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	140,012,742.42	13.57%	22	4.0328	3.605062	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	23	298,929,332.27	28.97%	23	4.3960	1.518267	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	8	61,682,979.32	5.98%	24	4.5986	1.632103	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	7	59,629,607.48	5.78%	23	4.9051	1.917432	49 months or greater	50	817,546,047.26	79.22%	23	4.1910	2.234660
	5.0001% or greater	2	7,564,470.81	0.73%	21	5.2002	2.251817	Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215
	Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP
	60 months or less	50	817,546,047.26	79.22%	23	4.1910	2.234660	Interest Only	5	335,296,580.00	32.49%	23	3.8125	3.088557
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	45	482,249,467.26	46.73%	23	4.4542	1.640965
	Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	214,447,504.56	20.78%	22	4.5475	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	29,048,679.06	2.81%	25	4.3928	1.705720	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	4,996,711.95	0.48%	22	4.3500	1.340000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	47	783,500,656.25	75.92%	23	4.1825	2.259976
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	1,031,993,551.82	100.00%	23	4.2651	2.069215
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10092616	1	LO	New York	NY	Actual/360	4.021%	380,887.53	0.00	0.00	N/A	11/06/24	--	110,000,000.00	110,000,000.00	01/06/23
2	10091896	1	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	01/06/23
3	10087539	1	LO	New York	NY	Actual/360	4.400%	288,536.90	142,117.48	0.00	N/A	08/06/24	--	76,153,434.99	76,011,317.51	01/06/23
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	01/01/23
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	139,454.02	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	01/01/23
6	10091894	1	MH	Various	FL	Actual/360	4.620%	122,197.29	50,535.27	0.00	N/A	10/06/24	--	30,715,699.87	30,665,164.60	01/06/23
7	10093827	1	Various Various		Various	Actual/360	4.560%	123,463.89	47,982.33	0.00	N/A	01/06/25	--	31,442,416.77	31,394,434.44	01/06/23
8	10096939	1	MU	Los Angeles	CA	Actual/360	4.400%	103,693.17	56,550.32	0.00	N/A	02/06/25	--	27,367,698.41	27,311,148.09	01/06/21
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	110,964.22	42,418.14	0.00	N/A	12/06/24	--	28,957,680.09	28,915,261.95	01/06/23
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	85,857.41	39,186.65	0.00	N/A	10/06/24	--	24,551,929.07	24,512,742.42	01/06/23
11	10092142	1	MF	Various	NC	Actual/360	4.411%	86,876.12	46,665.74	0.00	N/A	11/06/24	--	22,872,000.25	22,825,334.51	01/06/23
12	10092139	1	MF	Various	NC	Actual/360	4.411%	86,518.49	46,473.64	0.00	N/A	11/06/24	--	22,777,847.02	22,731,373.38	01/06/23
13	10096941	1	RT	Rancho Santa Margarit	CA	Actual/360	4.290%	83,854.89	34,130.80	0.00	N/A	01/05/25	--	22,699,270.26	22,665,139.46	01/05/23
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	72,571.98	39,106.40	0.00	N/A	11/06/24	--	21,271,361.04	21,232,254.64	01/06/23
15	10096942	1	OF	Houston	TX	Actual/360	4.500%	79,635.54	9,070,731.37	0.00	N/A	12/06/24	--	20,551,106.18	0.00	01/01/23
16	10093812	1	RT	Newark	DE	Actual/360	4.300%	66,189.73	37,733.27	0.00	N/A	01/06/25	--	17,875,696.97	17,837,963.70	01/06/23
18	10092610	1	MF	Lafayette	LA	Actual/360	4.430%	67,868.33	30,125.91	0.00	N/A	11/06/24	--	17,791,158.28	17,761,032.37	01/06/23
19	10095979	1	MH	Various	Various	Actual/360	4.400%	62,701.96	34,195.28	0.00	N/A	02/06/25	--	16,548,904.56	16,514,709.28	01/06/23
20	10093911	1	Various Various		Various	Actual/360	4.660%	61,251.73	46,089.34	0.00	N/A	01/06/25	--	15,264,172.36	15,218,083.02	01/06/23
21	10096944	1	MF	Austin	TX	Actual/360	4.830%	66,708.52	30,690.32	0.00	N/A	03/06/25	--	16,038,915.45	16,008,225.13	01/06/23
22	10095828	1	SS	Various	TX	Actual/360	4.970%	69,832.93	26,465.21	0.00	N/A	02/06/25	--	16,317,163.04	16,290,697.83	01/06/23
24	10091679	1	MF	Houston	TX	Actual/360	4.880%	52,121.80	22,539.36	0.00	N/A	10/06/24	--	12,403,389.61	12,380,850.25	01/06/23
25	10093803	1	IN	Wall Township	NJ	Actual/360	4.490%	42,500.21	33,848.73	0.00	N/A	01/06/25	--	10,992,222.94	10,958,374.21	01/06/23
26	10095831	1	LO	New Albany	OH	Actual/360	4.510%	41,627.12	32,930.51	0.00	N/A	01/06/25	--	10,718,662.70	10,685,732.19	01/06/23
27	10096199	1	IN	Santa Clarita	CA	Actual/360	4.400%	42,891.18	18,952.79	0.00	N/A	02/06/25	--	11,320,251.83	11,301,299.04	01/06/23
28	10092950	1	MF	Fayetteville	NC	Actual/360	4.475%	42,518.63	19,873.69	0.00	N/A	11/06/24	--	11,033,847.61	11,013,973.92	01/06/23
29	10095915	1	RT	Lake Ozark	MO	Actual/360	4.450%	43,855.91	16,590.34	0.00	N/A	02/06/25	--	11,444,818.36	11,428,228.02	01/06/23
30	10093872	1	MF	Fayetteville	NC	Actual/360	4.400%	39,884.49	18,984.96	0.00	N/A	01/06/25	--	10,526,698.07	10,507,713.11	01/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	10093598	1	LO	Macon	GA	Actual/360	4.420%	36,858.40	20,061.94	0.00	N/A	01/06/25	--	9,684,003.96	9,663,942.02	01/06/23
32	10093848	1	MF	Houston	TX	Actual/360	4.390%	35,964.42	18,429.11	0.00	N/A	01/06/25	--	9,513,698.26	9,495,269.15	01/06/23
35	10093196	1	RT	Baton Rouge	LA	Actual/360	4.680%	32,854.58	16,301.88	0.00	N/A	12/06/24	--	8,152,502.43	8,136,200.55	01/06/23
36	10087366	1	MH	Whitmore Lake	MI	Actual/360	4.910%	33,428.33	15,720.13	0.00	N/A	07/06/24	--	7,906,312.56	7,890,592.43	01/06/23
37	10093750	1	MF	Houston	TX	Actual/360	4.540%	30,118.15	12,643.29	0.00	N/A	01/06/25	--	7,703,945.04	7,691,301.75	01/06/23
38	10095998	1	LO	Lithonia	GA	Actual/360	4.550%	28,089.84	14,466.81	0.00	N/A	02/06/25	--	7,169,330.77	7,154,863.96	01/06/23
39	10091722	1	LO	Louisville	KY	Actual/360	4.940%	31,433.06	12,339.43	0.00	N/A	10/06/24	--	7,389,252.72	7,376,913.29	01/06/23
40	10093239	1	MF	Gainesville	FL	Actual/360	4.520%	26,741.23	14,091.87	0.00	N/A	12/06/24	--	6,870,428.33	6,856,336.46	01/06/23
41	10096946	1	OF	Redmond	WA	Actual/360	4.510%	26,483.38	14,098.99	0.00	N/A	11/05/24	--	6,819,267.65	6,805,168.66	01/05/23
42	10091719	1	LO	Indianapolis	IN	Actual/360	4.940%	29,786.75	11,693.15	0.00	N/A	10/06/24	--	7,002,239.41	6,990,546.26	01/06/23
43	10087793	1	MH	Battle Creek	MI	Actual/360	4.310%	25,254.88	11,904.53	0.00	N/A	09/06/24	--	6,804,699.01	6,792,794.48	01/06/23
44	10096947	1	MF	Houston	TX	Actual/360	5.140%	28,617.96	12,151.46	0.00	N/A	10/06/24	--	6,465,711.42	6,453,559.96	01/06/23
45	10091725	1	MF	Daytona Beach	FL	Actual/360	5.040%	27,003.56	10,205.99	0.00	N/A	10/06/24	--	6,222,018.38	6,211,812.39	01/06/23
46	10092144	1	MF	Fort Walton Beach	FL	Actual/360	4.250%	21,222.50	10,138.67	0.00	N/A	11/06/24	--	5,798,937.29	5,788,798.62	01/06/23
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	20,771.80	15,531.90	0.00	N/A	12/06/24	--	5,132,359.30	5,116,827.40	01/06/23
48	10093748	1	LO	Canton	GA	Actual/360	4.550%	21,151.80	10,956.81	0.00	N/A	01/06/25	--	5,398,545.16	5,387,588.35	01/06/23
49	10093908	1	MH	Murrells Inlet	SC	Actual/360	4.470%	21,570.86	9,985.66	0.00	N/A	01/06/25	--	5,604,034.87	5,594,049.21	01/06/23
50	10096948	1	RT	Timonium	MD	Actual/360	4.400%	18,070.61	14,939.69	0.00	N/A	12/05/24	--	4,769,369.23	4,754,429.54	01/05/23
51	10091723	1	LO	Clarksville	IN	Actual/360	4.940%	22,588.92	8,867.56	0.00	N/A	10/06/24	--	5,310,181.52	5,301,313.96	01/06/23
52	10092951	1	RT	Aloha	OR	Actual/360	4.350%	18,756.61	10,614.29	0.00	N/A	11/06/24	--	5,007,326.24	4,996,711.95	01/06/23
53	10093976	1	MF	Escondido	CA	Actual/360	4.140%	19,607.50	0.00	0.00	N/A	02/06/25	--	5,500,000.00	5,500,000.00	01/06/23
54	10093490	1	RT	Ontario	OR	Actual/360	4.550%	18,130.11	9,391.56	0.00	N/A	01/06/25	--	4,627,323.97	4,617,932.41	01/06/23
55	10096949	1	OF	Newark	CA	Actual/360	4.490%	17,457.99	9,364.85	0.00	N/A	11/05/24	--	4,515,321.27	4,505,956.42	01/05/23
56	10096950	1	RT	Bartlett	TN	Actual/360	4.330%	16,760.95	9,498.60	0.00	N/A	12/05/24	--	4,495,227.40	4,485,728.80	01/05/23
57	10096951	1	RT	Long Beach	CA	Actual/360	4.400%	17,307.48	7,730.57	0.00	N/A	12/05/24	--	4,567,955.46	4,560,224.89	01/05/23
58	10093339	1	MF	Gainesville	FL	Actual/360	4.520%	16,497.08	8,693.49	0.00	N/A	12/06/24	--	4,238,473.10	4,229,779.61	01/06/23
59	10096952	1	OF	Virginia Beach	VA	Actual/360	4.440%	15,857.69	8,669.73	0.00	N/A	11/05/24	--	4,147,608.99	4,138,939.26	01/05/23
60	10096953	1	OF	Alameda	CA	Actual/360	4.450%	15,455.57	7,211.77	0.00	N/A	01/06/25	--	4,033,348.83	4,026,137.06	01/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	10096954	1	MU	Durham	NC	Actual/360	4.600%	15,666.44	6,889.91	0.00	N/A	01/05/25	--	3,955,061.04	3,948,171.13	01/05/23
62	10096209	1	LO	Madison	GA	Actual/360	4.500%	13,364.53	10,536.27	0.00	N/A	02/06/25	--	3,448,911.19	3,438,374.92	01/06/23
63	10093749	1	SS	Stanton	CA	Actual/360	4.000%	11,397.77	10,771.38	0.00	N/A	01/06/25	--	3,309,030.21	3,298,258.83	01/06/23
64	10093559	1	SS	Cerritos	CA	Actual/360	4.000%	10,820.20	10,293.27	0.00	N/A	12/06/24	--	3,141,348.99	3,131,055.72	01/06/23
65	10096955	1	RT	San Bernardino	CA	Actual/360	4.500%	12,713.43	6,793.95	0.00	N/A	11/05/24	--	3,280,885.91	3,274,091.96	01/05/23
66	10093560	1	RT	Beverly Hills	CA	Actual/360	4.280%	12,616.07	5,157.05	0.00	N/A	01/06/25	--	3,423,113.29	3,417,956.24	01/06/23
68	10096189	1	RT	Richmond Hill	GA	Actual/360	4.350%	11,197.75	6,225.66	0.00	N/A	02/06/25	--	2,989,387.25	2,983,161.59	01/06/23
69	10093873	1	MH	Various	IL	Actual/360	4.300%	10,693.18	5,677.17	0.00	N/A	01/06/25	--	2,887,879.24	2,882,202.07	01/06/23
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	11,519.61	5,366.53	0.00	N/A	12/06/24	--	2,758,270.23	2,752,903.70	01/06/23
72	10096956	1	MF	College Station	TX	Actual/360	4.550%	10,537.31	4,752.51	0.00	N/A	12/06/24	--	2,689,423.82	2,684,671.31	01/06/23
73	10093629	1	RT	Visalia	CA	Actual/360	4.800%	9,607.06	4,558.90	0.00	N/A	12/06/24	--	2,324,287.74	2,319,728.84	01/06/23
74	10093551	1	SS	Irwindale	CA	Actual/360	4.000%	7,828.78	4,106.60	0.00	N/A	01/06/25	--	2,272,872.37	2,268,765.77	01/06/23
77	10087176	1	MF	Tallahassee	FL	Actual/360	4.920%	8,816.62	3,551.06	0.00	N/A	07/06/24	--	2,081,028.65	2,077,477.59	01/06/23
78	10091684	1	MH	San Antonio	TX	Actual/360	4.780%	7,230.58	3,500.29	0.00	N/A	10/06/24	--	1,756,653.46	1,753,153.17	01/06/23
79	10092145	1	MH	Holly Hill	FL	Actual/360	4.280%	6,414.92	3,027.05	0.00	N/A	11/06/24	--	1,740,558.02	1,737,530.97	01/06/23
80	10096190	1	MF	Savannah	GA	Actual/360	4.350%	4,799.03	2,668.15	0.00	N/A	02/06/25	--	1,281,165.50	1,278,497.35	01/06/23
81	10093881	1	MF	Cocoa	FL	Actual/360	5.410%	5,350.23	3,171.91	0.00	N/A	01/06/25	--	1,148,459.81	1,145,287.90	01/06/23
82	10096958	1	OF	Boynton Beach	FL	Actual/360	5.550%	5,318.63	1,966.44	0.00	N/A	09/05/24	--	1,112,877.29	1,110,910.85	01/05/23
Totals								3,875,022.94	10,409,635.68	0.00				1,053,883,562.31	1,031,993,551.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	17,506,362.56	40,454,367.41	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	30,231,321.00	29,223,275.00	07/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	426,778.25	6,584,145.67	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	9,167,521.23	7,072,444.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	17,800,598.87	17,118,507.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1	0.00	0.00	--	--	09/12/22	5,889,290.06	211,291.34	137,695.75	3,630,513.87	0.00	0.00
9	1	3,244,204.57	2,484,266.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	8,438,970.00	8,886,416.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	2,096,262.52	1,552,191.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	3,009,383.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	239,215.12	01/01/20	09/30/20	07/11/22	8,042,503.13	366,583.20	0.00	0.00	0.00	0.00
16	1	2,074,841.95	1,272,389.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,627,271.26	1,293,309.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,208,369.73	1,156,235.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,863,508.82	2,585,825.66	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,668,219.45	1,711,772.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,953,492.83	1,743,790.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	1,580,997.85	1,177,875.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	967,413.67	1,193,892.80	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,195,854.69	1,029,732.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,169,505.40	879,207.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	1,672,488.92	1,666,468.61	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,297,413.16	1,035,556.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,220,003.43	892,168.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,166,863.49	1,547,215.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1	1,270,766.93	1,260,640.74	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	349,504.85	175,402.34	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	640,676.97	556,562.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	840,611.93	984,037.77	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	1,090,409.36	894,445.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	583,772.70	805,250.21	07/01/21	06/30/22	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	750,635.35	555,476.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	470,649.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	770,922.30	586,554.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	742,116.55	515,692.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	569,950.85	501,923.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	660,640.30	585,915.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	597,210.00	618,969.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	1	361,284.19	263,775.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	479,119.79	866,996.30	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	1,027,850.77	822,810.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	807,509.27	02/01/22	10/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	391,527.40	269,747.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	416,005.54	312,161.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	594,517.49	482,457.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	1	649,815.27	305,654.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	1,953.40	0.00
72	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	1	252,277.35	210,687.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	681,625.74	578,793.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	287,537.94	178,085.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	2,051.29	0.00
81	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	1	155,121.10	142,818.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		126,212,814.28	149,092,023.54				13,936,841.08	577,874.54	137,695.75	3,630,513.87	4,004.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	10096942	1	9,040,922.88	Disposition	0.00	0.00
Totals			9,040,922.88		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	1	27,311,148.09	1	5,116,827.40	2	27,311,148.09	0	0.00	0	0.00	1	9,040,922.88	4.265090%	4.252769%	23
12/16/22	0	0.00	0	0.00	2	47,918,804.59	1	5,132,359.30	2	47,918,804.59	0	0.00	0	0.00	0	0.00	4.269947%	4.257651%	24
11/18/22	0	0.00	0	0.00	2	48,010,737.46	1	5,148,498.05	2	48,010,737.46	0	0.00	0	0.00	0	0.00	4.270240%	4.257944%	25
10/17/22	1	5,163,902.29	0	0.00	2	48,096,417.99	1	5,163,902.29	2	48,096,417.99	0	0.00	0	0.00	0	0.00	4.270513%	4.258216%	26
09/16/22	0	0.00	0	0.00	2	48,187,696.87	1	5,179,917.98	2	48,187,696.87	0	0.00	0	0.00	0	0.00	4.270803%	4.258505%	27
08/17/22	0	0.00	0	0.00	2	48,272,704.19	1	5,195,195.57	2	48,272,704.19	0	0.00	0	0.00	0	0.00	4.271072%	4.258774%	28
07/15/22	0	0.00	0	0.00	2	48,357,388.13	1	5,210,411.58	2	48,357,388.13	0	0.00	0	0.00	0	0.00	4.271340%	4.259040%	29
06/17/22	0	0.00	0	0.00	3	53,673,951.95	1	5,226,245.82	2	48,447,706.13	0	0.00	0	0.00	0	0.00	4.271624%	4.259324%	30
05/17/22	0	0.00	0	0.00	3	53,773,060.98	1	5,241,336.67	2	48,531,724.31	0	0.00	0	0.00	0	0.00	4.271888%	4.259587%	31
04/18/22	0	0.00	0	0.00	4	75,467,214.33	1	5,257,050.26	2	48,621,400.39	0	0.00	0	0.00	0	0.00	4.272169%	4.259867%	32
03/17/22	0	0.00	1	21,626,657.91	3	53,976,774.72	1	5,272,016.94	2	48,704,757.78	0	0.00	0	0.00	0	0.00	4.272429%	4.260127%	33
02/17/22	1	21,671,554.19	0	0.00	3	54,094,784.96	2	33,233,967.90	1	20,860,817.06	0	0.00	0	0.00	0	0.00	4.272744%	4.260441%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10096939	01/06/21	23	3	137,695.75	3,630,513.87	50,952.98	28,657,167.48	05/27/20	7			02/15/22
Totals					137,695.75	3,630,513.87	50,952.98	28,657,167.48

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		792,987,767	787,870,939	0		5,116,827
25 - 36 Months		239,005,785	211,694,637	0		27,311,148
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	1,031,993,552	1,004,682,404	0	0	0	27,311,148
Dec-22	1,053,883,562	1,005,964,758	0	0	0	47,918,805
Nov-22	1,055,336,339	1,007,325,602	0	0	0	48,010,737
Oct-22	1,056,694,202	1,003,433,882	5,163,902	0	0	48,096,418
Sep-22	1,058,136,518	1,009,948,821	0	0	0	48,187,697
Aug-22	1,059,483,613	1,011,210,909	0	0	0	48,272,704
Jul-22	1,060,825,529	1,012,468,140	0	0	0	48,357,388
Jun-22	1,062,252,469	1,008,578,517	0	0	5,226,246	48,447,706
May-22	1,063,583,738	1,009,810,677	0	0	5,241,337	48,531,724
Apr-22	1,065,000,413	989,533,199	0	0	26,845,814	48,621,400
Mar-22	1,066,321,115	990,717,683	0	21,626,658	5,272,017	48,704,758
Feb-22	1,067,909,399	992,143,060	21,671,554	0	5,288,986	48,805,799
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10096939	27,311,148.09	28,657,167.48	27,100,000.00	07/12/22	3,243,621.00	1.68000	12/31/14	02/06/25	264
15	10096942	0.00	-	14,000,000.00	05/01/22	111,094.12	0.11000	09/30/20	12/06/24	265
47	10092670	5,116,827.40	5,116,827.40	5,920,000.00	08/19/21	722,758.21	1.66000	06/30/22	12/06/24	202
Totals		32,427,975.49	33,773,994.88	47,020,000.00		4,077,473.33

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10096939	MU	CA	05/27/20	7
There were no comments provided for this loan for this cycle.

15	10096942	OF	TX	12/10/20	7
There were no comments provided for this loan for this cycle.

47	10092670	LO	NE	10/28/22	9

12/12/2022 COVID related transfer. Borrower requested forbearance. Could not reach acceptable terms with Borrower. Engaged counsel. NOD sent 1/13/21. Foreclosure action filed. Borrower consented to receivership. Court appointed receiver on 3/23/21. Occupancy was 74% T12 through 8/2022. Loan assumption request received and approved. Assumption closed 9/16/22. Loan to return to master servicing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18 4.66000%		10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	0.00	11,480,374.81	53.14%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	0.00	11,480,374.81
Cumulative Totals		30,038,980.41	18,900,000.00	19,456,843.71	2,872,645.83	17,300,605.51	14,427,959.68	15,611,020.73	0.00	2,913.07	15,608,107.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	10096942	01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81
Cumulative Totals			0.00	0.00	15,608,107.66	0.00	0.00	15,608,107.66	0.00	0.00	15,608,107.66

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,891.66	0.00	0.00	22,288.51	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,209.09)	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	745.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.97	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.05	0.00	0.00	0.00
68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.23	0.00	0.00	0.00
Total	0.00	0.00	5,891.66	0.00	1,108.62	22,288.51	0.00	0.00	(1,195.84)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,092.95

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29